Sale of Options	3 Months Ended
Mar. 31, 2023
Prairie Operating Co LLC [Member]
Sale of Options

Note 4 – Sale of Options

On August 31, 2022, the Company entered into agreements with its members whereby each member was provided non-compensatory options to purchase a 40% membership interest in the Company for $1,000,000. The non-compensatory options were sold for $80,000 in total and expire on August 31, 2027. The restricted options only become exercisable in 25% increments upon the achievement of the following production milestones in barrels of oil equivalent per day (“BOE/D”): 2,500 BOE/D, 5,000 BOE/D, 7,500 BOE/D, and 10,000 BOE/D.